Equity - contributed equity (Tables)	12 Months Ended
Jun. 30, 2020
Text block [abstract]
Summary of equity - contributed equity

	Consolidated
	2020 Shares	2019 Shares	2020 $	2019 $

Ordinary shares - fully paid	94,598,369	62,166,673	48,781,214	36,641,519

Summary of movements in ordinary share capital
Movements in Ordinary share capital

Details	Date	Shares	Issue price	$
Balance	1 July 2018	48,409,621		31,575,824
Share placement	24 October 2018	8,900,001	$0.380	3,382,000
Milestone 1 shares issued in connection with purchase of Glioblast Pty Limited (GDC-0084)	9 November 2018	2,820,824	$0.440	1,250,000
Issued under Share Purchase Plan	23 November 2018	2,036,227	$0.380	773,760
Share issue transaction costs		—	$0.000	(340,065)

Balance	30 June 2019	62,166,673		36,641,519

Share placement	1 November 2019	10,000,000	$0.400	4,000,000
Share placement	16 April 2020	18,041,667	$0.400	7,216,667
Issued under the Share Purchase Plan	11 May 2020	4,390,010	$0.400	1,756,004
Issued on conversion of options		19	$4.000	76
Share issue transaction costs		—	$0.000	(833,052)

Balance	30 June 2020	94,598,369		48,781,214